Memorandum items (Tables)	12 Months Ended
Dec. 31, 2017
Memorandum items
Schedule of contingent liabilities and commitments

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Contingent liabilities and commitments
Guarantees and assets pledged as collateral security	674	869	562	648
Other contingent liabilities	871	1,222	823	966
Standby facilities, credit lines and other commitments	53,416	55,363	47,095	48,325

	54,961	57,454	48,480	49,939

Note:

(1)

In the normal course of business, the Bank guarantees specified third party liabilities of certain subsidiaries; it also gives undertakings that individual subsidiaries will fulfil their obligations to third parties under contractual or other arrangements.

Schedule of contractual obligations for future expenditure not provided for in the accounts

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Operating leases
Minimum rentals payable under non-cancellable leases (1)
- within 1 year	68	103	66	89
- after 1 year but within 5 years	205	264	200	232
- after 5 years	596	512	500	408

	869	879	766	729
Contracts to purchase goods or services (2)	117	130	—	—

	986	1,009	766	729

Notes:

(1)	Predominantly property leases.
(2)	Of which due within 1 year: £25 million (2016 - £31 million).